Condensed Interim Balance Sheets (Unaudited)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 2,365,582	$ 4,178,866
Short term deposits	2,500,000
Trade receivables	36,675	114,564
Other current assets	550,044	421,919
Inventories	340,461	394,193
TOTAL CURRENT ASSETS	5,792,762	5,109,542
NON-CURRENT ASSETS:
Restricted deposit	76,364	68,001
Prepaid expenses	15,728	33,333
Operating lease right-of-use asset	332,449	418,790
Property and equipment, net	114,962	107,906
TOTAL NON-CURRENT ASSETS	539,503	628,030
TOTAL ASSETS	6,332,265	5,737,572
CURRENT LIABILITIES:
Trade payables	182,322	184,247
Operating lease liabilities	218,985	202,563
Other current liabilities	835,830	933,995
TOTAL CURRENT LIABILITIES	1,237,137	1,320,805
NON-CURRENT LIABILITIES:
Operating lease liabilities, net of current portion	141,169	216,917
Derivative warrant liabilities	1,424,033	4,511,491
TOTAL NON-CURRENT LIABILITIES	1,565,202	4,728,408
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, NIS 0.02 par value: Authorized 200,000,000 as of June 30, 2025 and December 31, 2024; Issued and outstanding 17,063,630 and 12,817,092 shares as of June 30, 2025 and as of December 31, 2024, respectively	95,782	72,061
Additional paid-in capital	35,207,386	29,093,585
Accumulated losses	(31,773,242)	(29,477,287)
TOTAL SHAREHOLDERS’ EQUITY	3,529,926	(311,641)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 6,332,265	$ 5,737,572